INTANGIBLE ASSETS AND GOODWILL - Schedule of goodwill (Details) - USD ($)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Balance	$ 28,541,323	$ 29,230,651
Additions from acquisitions		21,685,897
Impairment of Goodwill		(22,375,225)
Balance	28,541,323	28,541,323
Phantom Farms
Disclosure of detailed information about intangible assets [line items]
Balance	0	0
Additions from acquisitions		8,009,248
Impairment of Goodwill		(8,009,248)
Balance	0	0
Silver State Companies
Disclosure of detailed information about intangible assets [line items]
Balance	28,541,323	28,541,323
Additions from acquisitions		0
Impairment of Goodwill		0
Balance	28,541,323	28,541,323
Megawood Enterprises Inc [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	0	689,328
Additions from acquisitions		0
Impairment of Goodwill		(689,328)
Balance	0	0
Swell Companies
Disclosure of detailed information about intangible assets [line items]
Balance	0	0
Additions from acquisitions		13,676,649
Impairment of Goodwill		(13,676,649)
Balance	$ 0	$ 0